NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended
	May 31, 2020	Dec. 31, 2022	Mar. 31, 2021
Line of Credit Facility [Line Items]
Proceeds from loan	$ 1,000,000.0
Note payable principal amount			$ 1,040,400
Accrued unpaid interest		$ 552,000	$ 8,922
Commercial Bank [Member] | PPP Loan [Member]
Line of Credit Facility [Line Items]
Proceeds from loan	$ 1,040,400